Other Income and Expenses - Schedule of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 0	₩ 6	₩ 0
Impairment loss on intangible assets	53	615	1,531
Impairment loss on other non-current assets	1,876	962	0
Loss on retirement and disposal of intangible assets	5	0	6
Miscellaneous loss	13	11	15
Total	₩ 1,947	₩ 1,594	₩ 1,552